BUSINESS COMBINATION - Schedule of Purchase Price Allocation (Detail) ¥ in Thousands, $ in Thousands						12 Months Ended
	Jul. 12, 2019 CNY (¥)	May 01, 2019 CNY (¥)	Mar. 01, 2019 CNY (¥)	Dec. 01, 2018 CNY (¥)	Mar. 01, 2018 CNY (¥)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Intangible asset
Goodwill						$ 292,143	¥ 2,090,078	¥ 609,511	¥ 104,035
Minimum
Business Acquisition [Line Items]
Amortization period of land use rights (in years)						40 years
Maximum
Business Acquisition [Line Items]
Amortization period of land use rights (in years)						50 years
Core curriculum
Business Acquisition [Line Items]
Estimated amortization of intangible assets						10 years
Non-compete agreements | Minimum
Business Acquisition [Line Items]
Estimated amortization of intangible assets						4 years
Non-compete agreements | Maximum
Business Acquisition [Line Items]
Estimated amortization of intangible assets						7 years 8 months 12 days
Software
Business Acquisition [Line Items]
Estimated amortization of intangible assets						5 years
Student base
Business Acquisition [Line Items]
Estimated amortization of intangible assets	1 year
Can-Achieve (Beijing) Education Consulting Co., Ltd
Business Acquisition [Line Items]
Cash and cash equivalents					¥ 48,294
Other current assets					8,492
Property and equipment					1,422
Intangible asset
Other non-current assets					3,150
Goodwill					345,501
Account payables					(18,219)
Other current liabilities					(17,478)
Contract liabilities					(7,814)
Deferred tax liabilities					(2,822)
Non-controlling interests					(113,288)
Total consideration and value to be allocated to net assets					¥ 264,338
Can-Achieve (Beijing) Education Consulting Co., Ltd | Minimum
Business Acquisition [Line Items]
Property and equipment, Amortization period					3 years
Can-Achieve (Beijing) Education Consulting Co., Ltd | Maximum
Business Acquisition [Line Items]
Property and equipment, Amortization period					5 years
Can-Achieve (Beijing) Education Consulting Co., Ltd | Non-compete agreements
Business Acquisition [Line Items]
Estimated amortization of intangible assets					7 years
Intangible asset
Intangible assets					¥ 17,100
Wuhan Qiaosheng Education Investment Co., Ltd
Business Acquisition [Line Items]
Cash and cash equivalents					3,790
Other current assets					5,753
Property and equipment					836
Intangible asset
Goodwill					119,735
Other current liabilities					(3,544)
Contract liabilities					(5,445)
Deferred tax liabilities					(10,500)
Non-controlling interests					(38,156)
Total consideration and value to be allocated to net assets					¥ 114,469
Wuhan Qiaosheng Education Investment Co., Ltd | Minimum
Business Acquisition [Line Items]
Property and equipment, Amortization period					3 years
Wuhan Qiaosheng Education Investment Co., Ltd | Maximum
Business Acquisition [Line Items]
Property and equipment, Amortization period					5 years
Wuhan Qiaosheng Education Investment Co., Ltd | Brand names
Business Acquisition [Line Items]
Estimated amortization of intangible assets					20 years
Intangible asset
Intangible assets					¥ 24,000
Wuhan Qiaosheng Education Investment Co., Ltd | Customer relationship
Business Acquisition [Line Items]
Estimated amortization of intangible assets					4 years
Intangible asset
Intangible assets					¥ 18,000
Chengdu Yinzhe Education and Technology Co., Ltd. and its subsidiaries ("Chengdu Yinzhe")
Business Acquisition [Line Items]
Cash and cash equivalents				¥ 81,197
Other current assets				920
Property and equipment				551
Intangible asset
Goodwill				192,510
Other investments				1,500
Account payables				(2,766)
Other current liabilities				(5,695)
Contract liabilities				(50,078)
Deferred tax liabilities				(5,674)
Non-controlling interests				(62,766)
Total consideration and value to be allocated to net assets				¥ 188,299
Chengdu Yinzhe Education and Technology Co., Ltd. and its subsidiaries ("Chengdu Yinzhe") | Minimum
Business Acquisition [Line Items]
Property and equipment, Amortization period				3 years
Chengdu Yinzhe Education and Technology Co., Ltd. and its subsidiaries ("Chengdu Yinzhe") | Maximum
Business Acquisition [Line Items]
Property and equipment, Amortization period				5 years
Chengdu Yinzhe Education and Technology Co., Ltd. and its subsidiaries ("Chengdu Yinzhe") | Trademark
Business Acquisition [Line Items]
Estimated amortization of intangible assets				10 years
Intangible asset
Intangible assets				¥ 32,000
Chengdu Yinzhe Education and Technology Co., Ltd. and its subsidiaries ("Chengdu Yinzhe") | Non-compete agreements
Business Acquisition [Line Items]
Estimated amortization of intangible assets				6 years
Intangible asset
Intangible assets				¥ 4,000
Chengdu Yinzhe Education and Technology Co., Ltd. and its subsidiaries ("Chengdu Yinzhe") | Software
Business Acquisition [Line Items]
Estimated amortization of intangible assets				5 years
Intangible asset
Intangible assets				¥ 2,600
Hangzhou Impression Arts Training Co., Ltd.
Business Acquisition [Line Items]
Cash and cash equivalents				24,224
Property and equipment				1,059
Intangible asset
Other non-current assets				533
Goodwill				76,766
Other current liabilities				(9,510)
Contract liabilities				(9,722)
Deferred tax liabilities				(5,550)
Non-controlling interests				(30,000)
Total consideration and value to be allocated to net assets				¥ 70,000
Hangzhou Impression Arts Training Co., Ltd. | Minimum
Business Acquisition [Line Items]
Property and equipment, Amortization period				3 years
Hangzhou Impression Arts Training Co., Ltd. | Maximum
Business Acquisition [Line Items]
Property and equipment, Amortization period				5 years
Hangzhou Impression Arts Training Co., Ltd. | Non-compete agreements
Business Acquisition [Line Items]
Property and equipment, Amortization period				4 years
Intangible asset
Intangible assets				¥ 3,300
Hangzhou Impression Arts Training Co., Ltd. | Brand names
Business Acquisition [Line Items]
Property and equipment, Amortization period				20 years
Intangible asset
Intangible assets				¥ 17,100
Hangzhou Impression Arts Training Co., Ltd. | Backlog
Business Acquisition [Line Items]
Property and equipment, Amortization period				7 months 6 days
Intangible asset
Intangible assets				¥ 1,800
Heze Qiqiaoban Education Technology Limited
Business Acquisition [Line Items]
Cash and cash equivalents			¥ 5,250
Other current assets			2,010
Property and equipment			12,817
Intangible asset
Goodwill			52,514
Other current liabilities			(2,706)
Contract liabilities			(4,135)
Deferred tax liabilities			(5,750)
Non-controlling interests			(12,450)
Total consideration and value to be allocated to net assets			¥ 70,550
Heze Qiqiaoban Education Technology Limited | Minimum
Business Acquisition [Line Items]
Property and equipment, Amortization period			3 years
Heze Qiqiaoban Education Technology Limited | Maximum
Business Acquisition [Line Items]
Property and equipment, Amortization period			50 years
Heze Qiqiaoban Education Technology Limited | Non-compete agreements
Business Acquisition [Line Items]
Estimated amortization of intangible assets			4 years 9 months 18 days
Intangible asset
Intangible assets			¥ 3,200
Heze Qiqiaoban Education Technology Limited | Brand names
Business Acquisition [Line Items]
Estimated amortization of intangible assets			20 years
Intangible asset
Intangible assets			¥ 13,600
Heze Qiqiaoban Education Technology Limited | Customer relationship
Business Acquisition [Line Items]
Estimated amortization of intangible assets			3 years 6 months
Intangible asset
Intangible assets			¥ 6,200
Hubei Sannew Education Development Limited
Business Acquisition [Line Items]
Amortization period of land use rights (in years)		50 years
Cash and cash equivalents		¥ 5,559
Other current assets		2,614
Property and equipment		177,754
Land use rights		55,840
Intangible asset
Goodwill		125,155
Other current liabilities		(16,001)
Contract liabilities		(17,295)
Deferred tax liabilities		(17,263)
Non-controlling interests		(74,213)
Total consideration and value to be allocated to net assets		¥ 296,850
Hubei Sannew Education Development Limited | Minimum
Business Acquisition [Line Items]
Property and equipment, Amortization period		3 years
Hubei Sannew Education Development Limited | Maximum
Business Acquisition [Line Items]
Property and equipment, Amortization period		50 years
Hubei Sannew Education Development Limited | Non-compete agreements
Business Acquisition [Line Items]
Estimated amortization of intangible assets		7 years 8 months 12 days
Intangible asset
Intangible assets		¥ 18,100
Hubei Sannew Education Development Limited | Brand names
Business Acquisition [Line Items]
Estimated amortization of intangible assets		20 years
Intangible asset
Intangible assets		¥ 25,700
Hubei Sannew Education Development Limited | Customer relationship
Business Acquisition [Line Items]
Estimated amortization of intangible assets		5 years
Intangible asset
Intangible assets		¥ 10,900
CATS Colleges Holdings Limited
Business Acquisition [Line Items]
Property and equipment, Amortization period	3 years
Cash and cash equivalents	¥ 68,616
Account receivable	22,044
Other current assets	80,684
Property and equipment	116,911
Intangible asset
Goodwill	1,025,504
Other current liabilities	(179,214)
Deferred tax assets	12,875
Contract liabilities	(200,098)
Deferred tax liabilities	(7,230)
Total consideration and value to be allocated to net assets	1,299,365
CATS Colleges Holdings Limited | Brand names
Intangible asset
Intangible assets	342,925
CATS Colleges Holdings Limited | Student base
Intangible asset
Intangible assets	¥ 16,348